FINANCIAL RISK MANAGEMENT ACTIVITIES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT ACTIVITIES	FINANCIAL RISK MANAGEMENT ACTIVITIES
The Group’s financial assets and liabilities are classified as set out below:

Figures in millions - US Dollars	At fair value through profit or loss	At fair value through other comprehensive income	At amortised cost
2025

Financial assets
Other investments	1	11	—
Loan receivable	—	—	333
Trade, other receivables and other assets	—	—	248
Contingent consideration assets	122	—	—
Cash restricted for use	—	—	67
Cash and cash equivalents	—	—	2,905

Financial liabilities
Borrowings	—	—	2,044
Lease liabilities	—	—	214
Trade and other payables	—	—	751
Bank overdraft	—	—	23

2024

Financial assets
Other investments	1	53	—
Loan receivable	—	—	463
Trade, other receivables and other assets (1)	—	—	111
Contingent consideration assets (1)	48	—	—
Cash restricted for use	—	—	61
Cash and cash equivalents	—	—	1,425

Financial liabilities
Borrowings	—	—	1,984
Lease liabilities	—	—	141
Trade and other payables	—	—	727
Bank overdraft	—	—	28

2023

Financial assets
Other investments	1	—	—
Loan receivable	—	—	506
Trade, other receivables and other assets (1)	—	—	33
Contingent consideration assets (1)	48	—	—
Cash restricted for use	—	—	68
Cash and cash equivalents	—	—	964

Financial liabilities
Borrowings	—	—	2,239
Lease liabilities	—	—	171
Trade and other payables	—	—	560
Derivative financial liabilities	15	—	—
Bank overdraft	—	—	9

(1) Contingent consideration, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as these assets have a different measurement basis. Comparative periods have been reclassified.
34FINANCIAL RISK MANAGEMENT ACTIVITIES (continued)
In the normal course of its operations, the Group is exposed to gold price and other commodity price risk, foreign exchange risk, interest rate risk, liquidity risk and credit risk. In order to manage these risks, the Group may enter into transactions which make use of derivatives. The Group does not acquire, hold or issue derivatives for speculative purposes. The Group has developed a comprehensive risk management process to facilitate, control and monitor these risks. The Board has approved and monitors this risk management process, inclusive of documented treasury policies, counterparty limits and controlling and reporting structures.
Managing risk in the Group
Risk management activities within the Group are the ultimate responsibility of the board of directors. The Chief Financial Officer is responsible to the board of directors for the design, implementation and monitoring of the risk management plan. The Audit and Risk Committee is responsible for overseeing risk management plans and systems, as well as financial risks which include a review of treasury activities and the Group’s counterparties.
The financial risk management objectives of the Group are defined as follows:
•safeguarding the Group's core earnings stream from its major assets through the effective control and management of gold price risk, other commodity risk, foreign exchange risk and interest rate risk
•effective and efficient usage of credit facilities in both the short and long-term through the adoption of reliable liquidity management planning and procedures
•ensuring that investment and hedging transactions are undertaken with creditworthy counterparties and
•ensuring that all contracts and agreements related to risk management activities are co-ordinated, consistent throughout the Group and that they comply with all relevant regulatory and statutory requirements.
Capital management
The primary objective of managing the Group's capital is to ensure that there is sufficient capital available to support the funding requirements of the Group, including capital expenditure, in a way that optimises the cost of capital, maximises shareholders'
returns and ensures that the Group remains in a sound financial position.
The capital structure of the Group consists of net debt (borrowings as detailed in Note 25, offset by cash and bank balances detailed in Note 23) and equity of the Group (comprising share capital and premium and accumulated reserves and non-
controlling interests).
The Group manages and makes adjustments to the capital structure as opportunities arise in the market place, as and when borrowings mature, or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof.
The Group manages capital using various financial metrics including the ratio of Adjusted net debt to Adjusted EBITDA (leverage ratio). Both the calculation of Adjusted net debt and Adjusted EBITDA are based on the formula included in the Group’s
Revolving Credit Facility (RCF) agreements. The leverage ratio of Adjusted net debt to Adjusted EBITDA should not exceed
3.5 times. The RCFs also make provision for the ability of the Group to have a leverage ratio of greater than 3.5 times but less than 4.5 times, subject to certain conditions, for one measurement period not exceeding six months, during the tenor of the
RCFs.
At 31 December 2025, the Group was in compliance with all of the financial maintenance covenants per its loan agreements.
Market risk
Commodity price risk
Commodity price risk arises from the risk of an adverse effect on current or future earnings resulting from fluctuations in the price of gold and Brent Crude oil. The Group currently does not have any derivative financial instruments to manage this risk.
Foreign exchange risk
The Group has transactional foreign exchange exposures, which arise from sales or purchases by an operating unit in currencies other than the unit's functional currency. The gold market is predominately priced in US dollars which exposes the Group to the risk of fluctuations in foreign exchange rates.
The table below shows the significant currency exposure which arises mainly on borrowings and cash denominated in a currency other than the functional currency of entities within the Group. The amounts have been presented in US dollar by converting the foreign currency amount at the closing rate at the reporting date.

	US Dollars
Figures in millions	2025	2024	2023

Cash and cash equivalents
Australian dollar	149	59	47
Ghanaian cedi	72	51	28

Borrowings
Tanzanian shilling	117	—	126

Sensitivity analysis
The following table discloses the approximate foreign exchange risk sensitivities at 31 December (assuming all other variables remain constant). Management reasonably expects profit or loss to increase/(decrease) by the following sensitivities:

		US Dollars
Figures in millions		2025	2024	2023

Cash and cash equivalents
Australian dollar (AUD/$)	Spot +10%	(14)	(5)	(4)
Ghanaian cedi (GHS/$)	Spot +10%	(7)	(5)	(3)

Australian dollar (AUD/$)	Spot -10%	17	7	5
Ghanaian cedi (GHS/$)	Spot -10%	8	6	3

Borrowings
Tanzanian shilling (TZS/$)	Spot +10%	11	—	11
Tanzanian shilling (TZS/$)	Spot -10%	(13)	—	(14)

Interest rate risk
The Group's interest rate risk arises mainly from variable interest rate borrowings due to the volatility in the United States,
Australian and Tanzanian interest rates. Interest rate risk arising from borrowings is offset by cash and cash equivalents and restricted cash held at variable rates.

	US Dollars
Figures in millions	2025	2024	2023

Fixed rate instruments
Borrowings	1,745	1,741	1,738
Joint venture loan receivable	333	463	506

Variable rate instruments
Cash restricted for use	67	61	68
Cash and cash equivalents	1,425	929	742
Borrowings	299	243	501

Sensitivity analysis
The following table shows the approximate interest rate sensitivities of financial assets and financial liabilities at 31 December
(assuming that all other variables remain constant).
Management reasonably expects profit or loss to increase/(decrease) by the following sensitivities:

		US Dollars
Figures in millions		2025	2024	2023

Cash and cash equivalents
United States dollar	1% increase	12	7	5
Australian dollar	1% increase	1	1	—

Borrowings
United States dollar	1% increase	(2)	(2)	(4)
Tanzanian shilling	1% increase	(1)	—	(1)

A decrease in interest rates would have the equal and opposite effect to the amounts disclosed above.
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Group manages liquidity risk by ensuring that it has sufficient committed borrowing and banking facilities after taking into consideration the actual and forecast cash flows, in order to meet the Group's short-, medium- and long-term funding and liquidity management requirements.
In the ordinary course of business, the Group receives cash from the proceeds of its gold sales and is required to fund its working capital and capital expenditure requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market-related returns whilst minimising risks. The Group is able to actively source financing at competitive rates. The counterparties are financial and banking institutions and their credit ratings are regularly monitored.
The Group has sufficient undrawn borrowing facilities available to fund its working capital and capital requirements (Note 25).
The contractual maturities of undiscounted financial liabilities, including interest payments, are as follows:

Figures in millions - US Dollars	Within one year	Between one and two years	Between two and five years	After five years	Total

2025
Non-derivative financial liabilities
Trade and other payables	751	—	—	—	751
Bank overdraft	23	—	—	—	23
Borrowings	108	106	1,915	485	2,614
Lease liabilities	74	44	86	71	275
Financial guarantee contract (1)	18	—	—	—	18
	974	150	2,001	556	3,681

2024
Non-derivative financial liabilities
Trade and other payables	727	—	—	—	727
Bank overdraft	28	—	—	—	28
Borrowings	157	82	1,144	1,231	2,614
Lease liabilities	85	35	27	22	169
	997	117	1,171	1,253	3,538

2023
Derivative financial liabilities
Oil forward contracts	15	—	—	—	15

Non-derivative financial liabilities
Trade and other payables	560	—	—	—	560
Bank overdraft	9	—	—	—	9
Borrowings	312	160	1,255	1,277	3,004
Lease liabilities	75	65	18	29	187
	971	225	1,273	1,306	3,775
(1) Carrying value at 31 December 2025 is immaterial as the likelihood of default is considered remote.
Credit risk
Credit risk arises from the risk that a counterparty may default or not meet its obligations timeously. The Group minimises credit risk by ensuring that credit risk is spread over a number of counterparties. These counterparties are financial and banking institutions. Counterparty credit limits and exposures are reviewed by the Audit and Risk Committee. No set-off is applied to the statement of financial position due to the different maturity profiles of assets and liabilities.
Overview of the credit risk profile of financial institutions is as follows:

	2025	2024	2023

Cash and cash equivalents
Low (AAA to A-)	91%	83%	82%
Medium (BBB to B-)	8%	14%	12%
High (CCC+ and below)	1%	3%	6%

Restricted cash
Low (AAA to A-)	—%	—%	16%
Medium (BBB to B-)	100%	100%	84%

Trade receivables which are recognised on settlement mainly comprise banking institutions purchasing gold bullion and normal market settlement terms are two working days, therefore expected credit losses are not expected to be material. Trade and other receivables, that are past due but not impaired totalled $9m (2024: $14m; 2023: $14m).
The Group is also exposed to credit risk relating to the deferred consideration assets of $110m recognised in 2025 on the sale of the Doropo assets. The Group has assessed the credit rating of the counterparty to be medium (B credit rating) which has resulted in no significant expected credit losses to be recognised. In addition, the Kibali loan receivable of $333m (2024: $463m;
2023: $506m) was assessed to have low credit risk at initial recognition and continues to be assessed as low credit risk at the reporting date. The counterparty is a joint venture entity in which the Group has an equity interest and is subject to ongoing governance, oversight and financial reporting to the Group. Given the strong credit profile of the counterparty, ongoing repayments, and the governance and oversight arrangements in place, the probability of default is considered low. Accordingly, no material expected credit losses have been recognised on the loan receivable as at the reporting date.
The Group does not generally obtain collateral or other security to support financial instruments subject to credit risk, but monitors the credit standing of counterparties.
Fair value of financial instruments
Fair value is determined using valuation techniques as outlined below, unless the instrument is traded in an active market. Where possible, inputs are based on quoted prices and other market determined variables.
Fair value hierarchy
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:
Level 1:quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly
(as prices) or indirectly (derived from prices); and
Level 3:inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December.

Figures in millions	US Dollars
	Fair value	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at December	As at December	As at December	As at December	As at December	As at December
Financial instrument	2025		2024		2023

At fair value through profit and loss
Contingent consideration asset - Mponeng (1)(2)	23	23	23	23	26	26	Probability weighted discounted cash flow	The production plan over the contingent consideration period	Level 3
Contingent consideration asset - Gramalote (1)(2)	18	18	25	25	22	22	Probability weighted discounted cash flow	Stage gate payments over the contingent period and discount rates	Level 3
Contingent consideration asset - Mansala (2)	23	23	—	—	—	—	Probability weighted discounted cash flow	Contingent payment and discount rates	Level 3
Contingent consideration asset - ABC (2)	14	14	—	—	—	—	Probability weighted discounted cash flow	Stage gate payments over the contingent period and discount rates	Level 3
Contingent consideration asset - MSG (2)	44	44	—	—	—	—	Discounted cash flow	The production plan over the contingent consideration period, forecasted gold prices and discount rates	Level 3
Derivative financial liability - gold zero-cost collar contracts (3)	—	—	—	—	15	15	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding ounces of gold on open contracts, risk free rates and volatilities	Level 2
At fair value through other comprehensive income
Listed equity investments	11	11	53	53	—	—			Level 1
At amortised cost
Borrowings - Rated bonds	1,729	1,745	1,631	1,741	1,567	1,738			Level 1
Borrowings - Revolving Credit Facilities	299	299	243	243	501	501	Discounted cash flow	Market related interest rates	Level 3
Deferred consideration asset - Doropo (4)	110	110	—	—	—	—	Discounted cash flow	Deferred payments over the consideration period and discount rates	Level 3
Joint venture loan receivable	333	333	463	463	506	506	Discounted cash flow	Market related interest rates	Level 3

(1)The line item description has been updated from deferred compensation asset to contingent consideration asset to align with the nature of the receivable and to clearly distinguish from receivables that are deferred but not contingent.
(2)Included in the statement of financial position in current and/or non-current contingent considerations.
(3)Included in the statement of financial position in current trade and other payables.
(4)Included in the statement of financial position in current and non-current trade, other receivables and other assets.
Reconciliation of the contingent consideration assets
A reconciliation of the contingent consideration assets included in the statement of financial position is set out in the following table:

	US Dollar millions
Figures in millions	2025	2024	2023
Opening balance	48	48	12
Unwinding of the contingent consideration assets	—	4	1
Changes in estimates - fair value adjustments (1)	13	3	14
Contingent consideration assets recognised on sale of business	78	—	22
Part repayment of contingent consideration asset - Mponeng	(19)	(6)	—
Translation	2	(1)	(1)
Closing balance (2)	122	48	48

(1)Included in the income statement in foreign exchange and fair value adjustments.
(2)Included in the statement of financial position as part of non-current assets $60m (2024: $30m; 2023: $42m) and current assets $62m (2024: $18m; 2023: $6m).
Contingent consideration asset – Mponeng
As at 31 December 2025, the contingent consideration asset of $23m (2024: $23m) was valued using production plans over the contingent consideration period as received from Harmony. The cash flows were not discounted in 2025 as the contingent consideration asset is considered current and were discounted in 2024 with a discount rate of 8.0%. As at 31 December 2025, no portion of the contingent consideration related to Harmony developing below infrastructure has been included in the contingent consideration asset as this project is at an early stage.
A reasonable possible change in the ounces of gold produced used in the weighted probability calculation would not have a material impact on the fair value of the contingent consideration asset.
Contingent consideration asset – Gramalote
As at 31 December 2025, the contingent consideration asset of $18m (2024: $25m) was valued using a discount rate of 10.6%
(2024: 9.4%) and future stage gate payments as per the purchase agreement.
A reasonable possible change in the timing of future stage gate payments used in the weighted probability calculation would not have a material impact on the fair value of the contingent consideration asset.
Contingent consideration asset – Mansala and ABC
As at 31 December 2025, the contingent consideration asset of $23m for Mansala and $14m for ABC was valued using a discount rate of 9.3% for Mansala and 12.8% for ABC and production plans over the contingent consideration period and forecasted gold prices for ABC.
A reasonable possible change in the ounces of gold produced or the gold price used in the calculation would not have a material impact on the fair value of the contingent consideration asset.
Contingent consideration asset – MSG
As at 31 December 2025, the contingent consideration asset of $44m was valued using a discount rate of 8%, production plans over the contingent consideration period and forecasted gold prices.
A reasonable possible change in the ounces of gold produced or the gold price used in the calculation would not have a material impact on the fair value of the contingent consideration asset.

Accounting policies
Financial instruments are initially recognised at fair value when the Group becomes a party to their contractual arrangements. Transaction costs directly attributable to the instrument’s acquisition or issue are included in the initial measurement of financial assets and financial liabilities, except financial instruments classified as at fair value through profit or loss (FVTPL), which are expensed. The subsequent measurement of financial instruments is dealt with below.

Financial liabilities
Financial liabilities are classified as measured at amortised cost using the effective interest method. Financial liabilities subsequently measured at amortised cost compromises interest bearing borrowings, bank overdrafts and trade and other payables.
A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognised at fair value.
The Group has elected the accounting policy choice to classify finance costs paid in relation to borrowings as financing activities in the statement of cash flows.

Financial assets
A financial asset is classified as measured at:
•Amortised cost;
•Fair value through other comprehensive income (FVTOCI) - equity instruments; or
•FVTPL.
Assets at amortised cost include trade, other receivables and other assets, cash restricted for use and cash and cash equivalents. Interest income from these financial assets is included in finance income using the effective interest method. The trade receivables from provisional gold concentrate sales are carried at fair value through profit or loss and are marked-to-market at the end of each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue.
Assets at FVTPL include contingent consideration assets. These assets are subsequently measured at fair value. Net gains or losses are recognised in the income statement.
Assets at FVTOCI include listed equity instruments which are subsequently measured at fair value. Net gains or losses are recognised in other comprehensive income and never reclassified to the income statement.
On derecognition of a financial asset, the difference between the proceeds received or receivable and the carrying amount of the asset is included in profit or loss. Impairment losses are presented in the statement of profit or loss. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognised in profit or loss and presented net within foreign exchange and fair value adjustments in the period in which it arises.